RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure of Information About Key Management Personnel
The remuneration of key management which includes directors and management personnel responsible for planning, directing, and controlling the activities of the Company during the period was as follows:

	For the year ended December 31

	2022	2021
Short-term compensation (1)	$ 5,379	$ 6,214
Share-based payments (2)	32,210	29,231
Consulting fees (3) (4)	231	212
	$ 37,820	$ 35,657
(1)
Short-term compensation to key management personnel for the year ended December 31, 2022 amounted to $5,379 (2021 - $6,214) of which $5,148 (2021 - $5,954) was expensed and included in salaries, benefits, and directors’ fees on the statement of net loss and comprehensive loss. The remaining $231 (2021 - $260) was capitalized to exploration and evaluation assets.
(2)
Share-based payments to key management personnel for the year ended December 31, 2022 amounted to $
32,210
(2021 - $
29,231
) of which $
31,826
(2021 - $
28,766
) was expensed and $
384
(2021 - $
465
) was capitalized to exploration and evaluation assets.

(3)
The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2022 amounting to $130 (2021 - $130).
(4)
The Company used consulting services from a company associated with one of its employees in relation to various studies for the year ended December 31, 2022 amounting to $101 (2021 - $82).
As at December 31, 2022, there was $
43
(December 31, 2021 - $
58
) included in accounts payable and accrued liabilities owing to its directors and officers for compensation.